Segment Data (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

Selected information in the segment structure is presented in the following tables:

	Garment	Logistics Services	Property management and leasing	Epidemic prevention supplies	Corporate and other	Totals
Revenue from external customers	6,896,410	4,580,733	1,278,517	11,979,099	-	24,734,759
Intersegment revenue	2,304	-	-	-	-	2,304
Interest income	23	0	8	-	199	230
Interest expense	16,787	795	7	-	1,553	19,142
Depreciation and amortization	5,036	90,549	-	5,429	-	101,014
Operating income (loss)	327,161	191,730	4,220	(3,280,313)	(850,972)	(3,608,174)
Segment assets	4,410,466	2,236,574	9,316,090	33,737	2,342,379	18,339,246
Expenditures for segment assets	79,460	326,391	-	-	-	405,851

Schedule of Revenue and Long-Lived Assets, by Geographical Location	Geographic Information
	Revenues	Long-Lived Assets
China	13,131,787	10,426,602
United States	11,602,972	-
Total	24,734,759	10,426,602